Note 12 - Stock Option and Incentive Plan (Details) - Non-vested Stock Option Activity (Non-Vested Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-Vested Options [Member]
Note 12 - Stock Option and Incentive Plan (Details) - Non-vested Stock Option Activity [Line Items]
Outstanding	202,206	608,986
Outstanding (in Dollars per share)	$ 0.65	$ 0.85
Granted	46,875
Granted (in Dollars per share)	$ 0.14
Forfeited/cancelled	(140,415)
Forfeited/cancelled (in Dollars per share)	$ (1.70)
Released/vested	(313,240)
Released/vested (in Dollars per share)	$ (1.30)